Expense Example - Allspring Taxable Fixed Income Funds - Classes A, C, Administrator and Institutional - Income Plus Fund	Sep. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 470
Expense Example, with Redemption, 3 Years	696
Expense Example, with Redemption, 5 Years	941
Expense Example, with Redemption, 10 Years	1,643
Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	40
Expense Example, with Redemption, 3 Years	208
Expense Example, with Redemption, 5 Years	390
Expense Example, with Redemption, 10 Years	$ 919